Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	¥ 1,500,920	¥ 1,309,962	¥ 1,056,253
Current year additions	59,096	287,018	434,837
Current year reversals	(127,450)	(96,060)	(181,128)
Ending balance	¥ 1,432,566	¥ 1,500,920	¥ 1,309,962